Subsequent Events (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event (Textual)
Loan from related party		$ 125,496	$ 108,000	$ 18,000
Common stock issued		4,558,463	4,469,863	4,884,624
Chief Executive Officer [Member]
Subsequent Event (Textual)
Interest rate		8.00%
Principal amount		$ 225,496
Debt instrument term		1 year
Convertible Note Four [Member]
Subsequent Event (Textual)
Notes payable - related parties		$ 108,000
Convertible Note Five [Member]
Subsequent Event (Textual)
Notes payable - related parties		$ 108,000
Convertible Note Five [Member] | Chief Executive Officer [Member]
Subsequent Event (Textual)
Interest rate		6.00%
Principal amount		$ 108,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event (Textual)
Interest rate	8.00%
Notes payable - related parties	$ 118,603
Accrued interest	$ 10,603